LONG TERM DEBT (Details Narrative) - USD ($)	1 Months Ended							6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Rate	15.00%
Convertible promissory note payable	$ 40,000
Warrants term		6 years
Investors 1 [Member]
Conversion of outstanding principal and interest										$ 125,000
Conversion of outstanding principal and interest, Shares										1,250,000
Investors 2 [Member]
Conversion of outstanding principal and interest										$ 35,000
Conversion of outstanding principal and interest, Shares										350,000
Investor 3 [Member]
Conversion of outstanding principal and interest										$ 28,846
Conversion of outstanding principal and interest, Shares										288,463
Promissory Note [Member]
Interest rate					18.00%	18.00%
Debt maturity date					Dec. 31, 2020	Dec. 31, 2019
Notes Payable One [Member]
Interest Rate							8.00%
Note payable							$ 87,500
Notes Payables [Member]
Note payable					$ 556,000	$ 714,000
Description											After the end of fiscal 2020, the maturity on note payable to the related party was extended to a new 2-year term note payable bearing interest rate payable of 18% per annum with a maturity date of December 31, 2022. The note will pay monthly cash interest only in the first year (12 months) of note payable term. In the 2nd year, the note payable will be repaid with 12 monthly installment payments of interest and principal until fully repaid. This note was fully repaid in February of 2022
Unsecured Promissory Note [Member] | July 2022 [Member]
Exercise price one									$ 0.20
First Warrant Shares									87,500
Exercise price, per share									$ 0.25
Common Stock Term									5 years
Convertible Promissory Note									$ 500,000
Maturity date									6 years
Interest Rate									14.00%
Warrant Issued									175,000
Other Warrant Shares									87,500
Debt discount									$ 2,775
Unsecured Promissory Note [Member] | April 2022 [Member]
Maturity date									6 years
Unsecured promissory note payable									$ 50,000
Interest rate									14.00%
Unsecured Promissory Note [Member] | June 2022 [Member]
Maturity date									6 years
Unsecured promissory note payable									$ 100,000
Warrants term									5 years
Debt discount									$ 1,156
Warrant puchase									18,813
Interest rate									14.00%
Description of exercise price									The exercise price per share of Common stock under this Warrant is $0.25 per share for 9,407 warrants and $0.20 per share for 9,406 warrants
Unsecured Promissory Note [Member] | August 2022 [Member]
Exercise price one			$ 0.20
First Warrant Shares			87,500
Exercise price, per share			$ 0.25
Common Stock Term			5 years
Convertible Promissory Note			$ 250,000
Maturity date			6 years
Interest Rate			14.00%
Warrant Issued			175,000
Other Warrant Shares			87,500
Debt discount									$ 4,669
Unsecured Promissory Note [Member] | December 2022 [Member]
Exercise price one									$ 0.25
First Warrant Shares									11,812
Exercise price, per share									$ 0.20
Common Stock Term									5 years
Convertible Promissory Note									$ 55,000
Maturity date									4 months
Interest Rate									15.00%
Warrant Issued									23,625
Additional convertible promissory note									$ 80,000
Additionl Interest Rate									15.00%
Conversion rate									$ 0.08
Debt discount									$ 10,230
Convertible Promissory Note Payable One [Member]
Exercise price one										$ 0.25
First Warrant Shares										1,300,000
Exercise price, per share										$ 0.20
Convertible promissory note payable										$ 500,000
Issuance and received in exchange										$ 500,000
Warrants term										5 years
Debt discount									$ 18,467
Strike price per shares				$ 0.10					$ 0.08
Additional warrants shares issued				3,250,000					1,462,500
Total warrant Shares				5,850,000					7,312,500
Warrant Shares										1,300,000
Warrant puchase										2,600,000
Restricted shares										788,000
Conversion percentage										4.99%
Interest rate										12.00%
Consideration amount										$ 55,400
Convertible Promissory Note Payable One [Member] | August 2021 [Member]
Maturity date										24 years
Convertible promissory note payable										$ 500,000
Interest rate										15.00%
Convertible Promissory Note Payable One [Member] | April 2021 [Member]
Convertible promissory note payable										$ 250,000
Issuance and received in exchange										$ 250,000
Convertible Promissory Note Payable Two [Member]
Exercise price one										$ 0.25
First Warrant Shares										650,000
Exercise price, per share										$ 0.20
Conversion of outstanding principal and interest, Shares										35,000
Convertible promissory note payable										$ 250,000
Issuance and received in exchange										$ 245,000
Warrants term										5 years
Strike price per shares									$ 0.08
Additional warrants shares issued									2,356,250
Total warrant Shares									3,656,250
Warrant Shares										650,000
Warrant puchase										1,300,000
Restricted shares										390,000
Conversion percentage										4.99%
Interest rate										12.00%
Conversion of outstanding principal and interest, value										$ 350,000
Convertible Promissory Note Payable Three [Member]
Exercise price one										$ 0.25
First Warrant Shares										650,000
Exercise price, per share										$ 0.20
Conversion of outstanding principal and interest, Shares										35,000
Convertible promissory note payable										$ 250,000
Issuance and received in exchange										$ 230,000
Warrants term										5 years
Strike price per shares									$ 0.08
Additional warrants shares issued									2,356,250
Total warrant Shares									3,656,250
Warrant Shares										650,000
Warrant puchase										1,300,000
Restricted shares										390,000
Conversion percentage										4.99%
Interest rate										12.00%
Conversion of outstanding principal and interest, value										$ 350,000
Conversion price										$ 0.10
Convertible Promissory Note Payable [Member] | May 2021 [Member]
Exercise price one										$ 0.25
First Warrant Shares										650,000
Exercise price, per share										$ 0.20
Conversion of outstanding principal and interest, Shares										288,463
Convertible promissory note payable										$ 250,000
Issuance and received in exchange										$ 248,000
Warrants term										5 years
Strike price per shares									$ 0.08
Additional warrants shares issued									2,356,250
Total warrant Shares									3,656,250
Warrant Shares										650,000
Warrant puchase										1,300,000
Restricted shares										390,000
Conversion percentage										4.99%
Interest rate										12.00%
Conversion of outstanding principal and interest, value										$ 28,846
Conversion price										$ 0.10
Common stock								227,368
Additional								$ 22,387
Fees								$ 350
Convertible Promissory Note Payable [Member] | August 2021 [Member]
Exercise price, per share										$ 0.25
Maturity date										24 years
Convertible promissory note payable										$ 1,000,000
Warrants term										5 years
Strike price per shares									$ 0.10	$ 0.10
Additional warrants shares issued									937,500	3,750,000
Total warrant Shares									4,687,500	2,250,000
Warrant puchase										1,500,000
Restricted shares										1,000,000
Interest rate										15.00%
Convertible Promissory Note Payable [Member] | November 2021 [Member]
Maturity date										60 years
Convertible promissory note payable										$ 40,071
Principal interest due										$ 791
Convertible Promissory Note Payable [Member] | April 2021 [Member]
Exercise price one										$ 0.25
First Warrant Shares										1,300,000
Exercise price, per share										$ 0.20
Convertible promissory note payable										$ 150,000
Issuance and received in exchange										$ 150,000
Warrants term										5 years
Strike price per shares				$ 0.10					$ 0.08
Additional warrants shares issued				3,250,000					1,462,500
Total warrant Shares				5,850,000					7,312,500
Warrant Shares										1,300,000
Warrant puchase										2,600,000
Restricted shares										780,000
Conversion percentage										4.99%
Interest rate										12.00%
Secured Promissory Note [Member] | February 28, 2022 [Member]
Secured promissory note payable									$ 2,000,000
Issuance and received in exchange									$ 1,970,000
Interest rate									17.50%
Minimum cash balance									$ 150,000
Unsecured Promissory Note One [Member] | April 2022 [Member]
Maturity date									6 years	24 years
Unsecured promissory note payable									$ 300,000
Interest rate									14.00%